Long-term debt - Equipment financing (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Finance lease obligations	$ 81,444
Equipment financing	910,386	$ 803,593
Equipment financing
Debt Instrument [Line Items]
Financing obligations	225,294	197,018
Finance lease obligations	81,444	54,558
Promissory notes	2,500	2,063
Equipment financing	$ 309,238	$ 253,639